Taxes - Schedule of (Loss) Income Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of (Loss) Income Before Provision for Income Taxes [Line Items]
(Loss) income before provision for income taxes	$ (1,041,828)	$ (1,561,607)	$ 866,731
Outside China [Member]
Schedule of (Loss) Income Before Provision for Income Taxes [Line Items]
(Loss) income before provision for income taxes	(445,386)	(120,000)	(216,100)
China [Member]
Schedule of (Loss) Income Before Provision for Income Taxes [Line Items]
(Loss) income before provision for income taxes	$ (596,442)	$ (1,441,607)	$ 1,082,831